Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Accounts Payable and Accrued Liabilities
NOTE 17. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

December 31,	2023	2022 1
Accounts payable and accrued liabilities	$550,639	$611,516
Accrued dividend payable	3,098	3,093
Cash-settled share-based payments	7,383	13,477
Total accounts payable and accrued liabilities	$561,120	$628,086
1
Certain balances as at December 31, 2022 have been
re-presented
as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.